Employee Benefit Plan, Tax Status	12 Months Ended
Jun. 30, 2026
EBP, Tax Status [Abstract]
EBP, Tax Status
NOTE 3.    FEDERAL INCOME TAX STATUS
The Plan is intended to constitute an employee stock purchase plan within the meaning of Section 423 of the Code. Issuance of shares under this Plan is not intended to result in taxable income to participants in the Plan based on provisions of the Code. Accordingly, the Plan is designed to be exempt from income taxes. The Company believes that the Plan has been operated in accordance with the Code and therefore no provision for income taxes has been reflected in the accompanying financial statements.